RELATED PARTIES BALANCES AND TRANSCATIONS	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS	RELATED PARTIES BALANCES AND TRANSACTIONS
24.1 – Related parties

In accordance with IAS 24 – Related Party Disclosures, the Company maintains recurring transactions with group entities (related parties), primarily related to financing and administrative services.

As of December 31, 2025 the net intercompany balances amounted to 165 disclosed as trade payables with other related party. As of December 31, 2024, the net intercompany balances amounted to 169 disclosed as trade payables with other related party. These transactions are carried out under normal market conditions, with no guarantees provided and no impairment losses recognized.
No other significant related party transactions were identified during the year.

24.2 – Compensation of key management personnel

The remuneration of members of key management personnel during each of the three years are as follows:

	For the year ended December 31,
	2025	2024	2023
Salaries and bonuses (*)	12,480	7,801	6,972
TOTAL	12,480	7,801	6,972
(*) As of December 31, 2025 the amount includes severance and other termination payments for 4,742 recognized during the year.

The remuneration of directors and key executives is determined by the Board of Directors based on the performance of individuals and market trends.

During 2023, the Company granted 114,114 restricted stock units at a grant price range from $148.96 to $194.54.

During 2024, the Company granted 96,447 restricted stock units at a grant price range from $170.60 to $199.01.

During 2025, the Company granted 169,270 restricted stock units at a grant price of $102.61.